Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Millions				12 Months Ended
	Jul. 04, 2018	Jun. 29, 2018	Jun. 28, 2018	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2003
Property, Plant and Equipment [Line Items]
Land				€ 94.6		€ 94.0
Carrying amount				1,589.5		1,600.8	[1],[2]	€ 1,687.2	[2]
Disposal related to non-cash transfers to inventory				70.8		45.8		22.8
Depreciation				315.4		308.2		290.8
Finance Lease, Right-of-Use Asset				7.5		10.2
Finance Lease, Right-of-Use Asset, Amortization				2.7		2.8		2.8
Finance Lease, Principal Payments				€ 2.7		€ 2.8		€ 2.8
Finance Lease, Weighted Average Remaining Lease Term				52 months		59 months		68 months
Finance Lease, Weighted Average Discount Rate, Percent				2.10%		2.20%		2.20%
Carry amount of land and buildings owned by VIE				€ 25.1		€ 25.2
Acquisition date headquarters		Jun. 29, 2018
Lessee, Finance Lease, Term of Contract				15 years
StartDateOfPurchaseOption				2003
Loans from shareholders				€ 11.6
Loan from bank relating to variable interest entity				12.3
Amount of granted loan relating to variable interest entity				47.1
Subordinated loan granted to lessor	€ 5.4			0.0	[3],[4]	5.4	[3],[4]			€ 5.4
Lessor, Direct Financing Lease, Lessee Option to Purchase Underlying Asset				24.5
Exercise date purchase option building			Jun. 28, 2018
Redemption date subordinated loan to parent of lessor	Jul. 04, 2018
Cost of Sales [Member]
Property, Plant and Equipment [Line Items]
Depreciation				191.6		195.7		€ 187.9
Research and Development Costs [Member]
Property, Plant and Equipment [Line Items]
Depreciation				105.9		101.7		76.8
Selling, General and Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation				17.9		10.8		26.1
Land, Buildings and Constructions [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount				79.0		94.6
Carrying amount				1,063.8		1,089.1
Depreciation				92.8		87.9
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount				39.1		29.3
Carrying amount				413.1		417.5
Depreciation				174.8		172.3
Machinery and Equipment [Member] | Property Subject to Evaluation and Operating Lease [Member]
Property, Plant and Equipment [Line Items]
Carrying amount				17.1		8.1
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount				7.8		2.3
Carrying amount				14.3		12.1
Depreciation				19.2		21.5
Furniture, Fixtures and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount				9.3		7.0
Carrying amount				98.3		82.1
Depreciation				28.6		26.5
Non-Cash Transfers From Inventory [Member]
Property, Plant and Equipment [Line Items]
Additions related to non-cash transfers				€ (59.8)		€ (13.4)		€ (21.6)

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[3]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[4]	2.For further details on the loan granted to the lessor in respect of the Veldhoven headquarters see Note 13 Property, plant and equipment.